Statement of Cash Flows - Summary of Acquisitions/Divestments of Subsidiaries and Other Operations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of acquisitions and divestments [line items]
Acquisitions	kr (1,618)	kr (289)	kr (984)
Divestments	333	565	362
Cash flow from business combination [member]
Disclosure of acquisitions and divestments [line items]
Acquisitions	(1,220)	(62)	(781)
Divestments	226	459	25
Acquisition or divestments of other investment [member]
Disclosure of acquisitions and divestments [line items]
Acquisitions	(398)	(227)	(203)
Divestments	kr 107	kr 106	kr 337